Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill
Goodwill

12.Goodwill

Goodwill is attributable to the Group’s online services segment under which significant synergies are expected to arise after the Group’s acquisition.

The Company performed a goodwill impairment test as of year end date and concluded that no impairment should be recognized as of December 31, 2013 and 2014. No reasonable change to the assumptions would lead to an impairment charge.